ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consists of the following:

	As of September 30,
	2023	2024
	US$	US$
Accounts receivable	11,659,122	13,624,294
Less: allowance for credit loss	(197,928)	(386,717)

Accounts receivable, net	11,461,194	13,237,577

SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES

The movements in the allowance for credit loss for the years ended September 30, 2022, 2023 and 2024 were as follows:

	As of September 30,
	2023	2024
	US$	US$
Balance at beginning of the year	369,018	197,928
Written off	-	(54,440)
(Reversal)/Additions	(171,090)	243,229

Balance at end of the year	197,928	386,717